Warranty Reserve (Tables)	12 Months Ended
Dec. 31, 2012
Warranty Reserve Activity

Warranty reserve activity for 2012 and 2011 is as follows:

(in millions)	2012	2011
Warranty reserve at January 1,	$84.8	$86.0
Provision for warranties issued	150.7	145.5
Warranty claims paid	(146.2)	(146.5)
Acquisitions and other adjustments	7.8	(0.2)

Warranty reserve at December 31,	$97.1	$84.8

Allocation in the consolidated balance sheets:
Other current liabilities	$85.9	$74.3
Other non-current liabilities	11.2	10.5

Total	$97.1	$84.8